Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 56,710	$ 52,914
Gross unrealized gains on FVOCI securities	100	310
Gross unrealized losses on FVOCI securities	(467)	(63)
Financial assets measured at fair value through other comprehensive income	56,343	53,161
Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	786	730
Gross unrealized gains on FVOCI securities	158	144
Gross unrealized losses on FVOCI securities	(31)	(38)
Financial assets measured at fair value through other comprehensive income	913	836
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	57,496	53,644
Gross unrealized gains on FVOCI securities	258	454
Gross unrealized losses on FVOCI securities	(498)	(101)
Financial assets measured at fair value through other comprehensive income	57,256	53,997
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	11,903	8,310
Gross unrealized gains on FVOCI securities	13	31
Gross unrealized losses on FVOCI securities	(7)	(1)
Financial assets measured at fair value through other comprehensive income	11,909	8,340
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	18,338	14,007
Gross unrealized gains on FVOCI securities	54	182
Gross unrealized losses on FVOCI securities	(47)	0
Financial assets measured at fair value through other comprehensive income	18,345	14,189
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	11,722	14,157
Gross unrealized gains on FVOCI securities	6	23
Gross unrealized losses on FVOCI securities	(352)	(53)
Financial assets measured at fair value through other comprehensive income	11,376	14,127
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,465	6,750
Gross unrealized gains on FVOCI securities	23	30
Gross unrealized losses on FVOCI securities	(19)	(5)
Financial assets measured at fair value through other comprehensive income	6,469	6,775
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,310	1,516
Gross unrealized gains on FVOCI securities	1	29
Gross unrealized losses on FVOCI securities	(11)	0
Financial assets measured at fair value through other comprehensive income	1,300	1,545
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	582	354
Gross unrealized gains on FVOCI securities		0
Gross unrealized losses on FVOCI securities	(7)	(2)
Financial assets measured at fair value through other comprehensive income	575	352
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,390	7,820
Gross unrealized gains on FVOCI securities	3	15
Gross unrealized losses on FVOCI securities	(24)	(2)
Financial assets measured at fair value through other comprehensive income	6,369	7,833
Unrealized gain losses on FVOCI securities [member] | Corporate public equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	48	67
Gross unrealized gains on FVOCI securities	32	60
Gross unrealized losses on FVOCI securities		(1)
Financial assets measured at fair value through other comprehensive income	80	126
Unrealized gain losses on FVOCI securities [member] | Corporate private equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	738	663
Gross unrealized gains on FVOCI securities	126	84
Gross unrealized losses on FVOCI securities	(31)	(37)
Financial assets measured at fair value through other comprehensive income	$ 833	$ 710